Summary of Significant Accounting Policies (Details) - Schedule of ordinary shares subject to possible redemption reflected on the balance sheet - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Class A Ordinary Shares Subject To Possible Redemption Reflected On The Balance Sheet [Abstract]
Gross proceeds from IPO	$ 57,500,000	$ 57,500,000
Less:
Proceeds allocated to Warrants	(136,971)	(136,971)
Ordinary share issuance costs	(4,120,737)	(4,120,737)
Plus:
Accretion of carrying value to redemption value	4,257,708	4,257,708
Additional amount deposited into trust	1,949,101	575,000
Remeasurement of Class A ordinary shares subject to possible redemption	526,252	3,580
Less:
Class A ordinary shares redeemed on September 29, 2022	(36,343,195)
Contingently redeemable ordinary shares	$ 23,632,158	$ 58,078,580